STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Unvested, Issued Common Stock [Member]	Total
Balance, amount at Mar. 31, 2013	$ 55,659	$ 3,707,772	$ (4,174,037)	$ (157,500)	$ (568,106)
Balance, shares at Mar. 31, 2013	55,659,102
Common stock subscribed for cash at $0.34 per share, net of derivative value of warrants, value	$ 3,677	(119,452)			(115,775)
Common stock subscribed for cash at $0.34 per share, net of derivative value of warrants, shares	3,676,472
Common stock issued to employees and director, value	$ 100	35,900		7,786	43,786
Common stock issued to employees and director, shares	100,000
Common stock issued upon exercise of warrants, value	$ 4,677	1,819,828			1,824,505
Common stock issued upon exercise of warrants, shares	4,676,472
Common stock issued upon exercise of options, value	$ 1,250	324,748			$ 325,998
Common stock issued upon exercise of options, shares	1,250,000				1,250,000
Common stock issued as payment of accrued interest, value	$ 43	37,458			$ 37,501
Common stock issued as payment of accrued interest, shares	43,370
Common stock issued upon the conversion of convertible notes payable, value	$ 1,427	955,133			956,560
Common stock issued upon the conversion of convertible notes payable, shares	1,427,107
Extinguishment of derivative liabilities		359,734			359,734
Fair value of stock-based compensation		1,178,245			1,178,245
Net Loss			(4,152,824)		(4,152,824)
Balance, amount at Mar. 31, 2014	$ 66,833	8,299,366	(8,326,861)	(149,714)	(110,376)
Balance, shares at Mar. 31, 2014	66,832,523
Reclassication of unvested, issued common stock to paid-in capital		(149,714)		$ 149,714	(149,714)
Common stock issued to employees and director, value	$ 1,500	328,011			329,511
Common stock issued to employees and director, shares	1,500,000
Common stock issued upon exercise of warrants, value	$ 3,676	1,466,912			1,470,588
Common stock issued upon exercise of warrants, shares	3,676,472
Common stock issued upon exercise of options, value	$ 50	4,950			$ 5,000
Common stock issued upon exercise of options, shares	50,000				50,000
Common stock issued for services, value	$ 910	337,990			$ 338,900
Common stock issued for services, shares	909,920
Fair value of vested stock options		233,310			233,310
Fair value of vested warrants granted to employees		432,772			432,772
Extinguishment of derivative liabilities		269,368			269,368
Net Loss			(4,048,373)		(4,048,373)
Balance, amount at Mar. 31, 2015	$ 72,969	$ 11,222,965	$ (12,375,234)		$ (1,079,300)
Balance, shares at Mar. 31, 2015	72,968,915